INTANGIBLE ASSETS (Details) - Schedule of Finite-Lived Intangible Assets, Future Amortization Expense - USD ($)	Nov. 30, 2021	May 31, 2021
Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Abstract]
2022	$ 111,989	$ 111,989
2023	111,989	111,989
2024	111,989	111,989
2025	111,989	111,989
2026	111,989	111,989
Thereafter	687,096	745,245
	$ 1,247,041	$ 1,305,190